Other operating expenses	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other operating expenses

26 Other operating expenses

Other operating expenses
	2017	2016	2015
IT related expenses[1]	737	740	753
Office expenses	587	580	618
Advertising and public relations	455	404	418
Travel and accommodation expenses	178	169	166
External advisory fees	353	320	246
Audit and non-audit services	22	19	18
Postal charges	50	48	56
Depreciation of property and equipment	319	330	327
Amortisation of intangible assets	179	187	270
Impairments and reversals on property and equipment and intangibles	18	107	27
Regulatory costs	901	845	620
Addition/(unused amounts reversed) of provision for reorganisations and relocations	–5	1,189	165
Addition/(unused amounts reversed) of other provisions	167	213	7
Contributions and subscriptions	91	82	68
Other	575	342	595

	4,627	5,575	4,354

1	Computer costs is renamed to IT related expenses

Other operating expenses include lease and sublease payments in respect of operating leases of EUR 307 million (2016: EUR 310 million; 2015: EUR 281 million) in which ING Group is the lessee. No individual operating lease has terms and conditions that significantly affect the amount, timing and certainty of the consolidated cash flows of the Group.

Audit and non-audit services

Total audit and non-audit services include the following fees for services provided by the Group’s auditor.

Fees of Group’s auditors
	2017	2016	2015
Audit fees	18	15	16
Audit related fees	1	1	1
Tax fees			1

Total[1]	19	16	18

1	The Group auditors did not provide any non-audit services except tax services in 2015. In 2016 and 2017 no non-audit services were provided.

Fees as disclosed in the table above relate to the network of the Group’s auditors and are the amounts related to the respective years, i.e. on an accrual basis. The amounts exclude Group’s auditors fees for entities presented as held for sale and discontinued operations. Increase in audit fees in 2017 relates primarily to audit activities for the implementation of IFRS 9.

Regulatory costs

Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), The Single Resolution Fund (SRF) and local bank taxes. As of 1 January 2016, the new ex-ante DGS in the Netherlands and the SRF came into effect resulting in increased Regulatory costs for the period. Included in Regulatory costs for 2017, are contributions to DGS of EUR 341 million (2016: EUR 316 million; 2015: EUR 233 million) mainly related to the Netherlands, Germany, Belgium, Poland, and Spain and contributions to the SRF of EUR 179 million (2016: EUR 176 million; 2015: EUR 143 million) related to National Resolution Funds.

In 2017 local bank taxes increased by EUR 30 million from EUR 351 million to EUR 381 million mainly due to a the full year Polish bank tax and higher taxes in the UK.

Addition/(unused amounts reversed) of provision for reorganisations and relocations

For Addition/(unused amounts reversed) on provision for reorganisations and relocations, reference is made to the disclosure on the reorganisation provision in Note 14 ‘Provisions’.

Tangible and Intangible impairments and reversals

Impairments and reversals of property and equipment and intangibles
	Impairment losses			Reversals of impairments			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Property and equipment	10	65	17	–24	–5	–14	–14	60	3
Property development	2	3	9				2	3	9
Software and other intangible assets	30	44	15				30	44	15

(Reversals of) other impairments	42	112	41	–24	–5	–14	18	107	27

In 2017, impairment losses on software and intangible assets mainly include software that was impaired to is Value in Use, related to the acceleration of the Think Forward Strategy.

In 2017, reversals of impairments on property and equipment, mainly include impairments on property in own use that were reversed following the sale of office buildings.

Other

Included in Other operating expenses – Other in 2017, is a net charge for the provision recognised in relation to floating interest rate derivatives that were sold in the Netherlands. Also included in this line, is a charge related to the provision recognised for reimbursement of expenses associated to the formalization of mortgages at ING Spain and a charge related to the provision recognised for a discontinued business in ING Luxembourg. Reference is made to Note 14 ‘Provisions’ and Note 45 ‘Legal proceedings’.

Other operating expenses – Other in 2016 included a EUR 116 million one-off procured cost savings in Belgium.